Note 13 - Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AAA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 531	€ 687	€ 4,922
Percentage available for sale financial assets debt securities	1.00%	1.00%	6.60%
AA + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 13,100	€ 10,738	€ 11,172
Percentage available for sale financial assets debt securities	24.40%	16.20%	15.00%
AA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 222	€ 507	€ 594
Percentage available for sale financial assets debt securities	0.40%	0.80%	0.80%
AA - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 409	€ 291	€ 575
Percentage available for sale financial assets debt securities	0.80%	0.40%	0.80%
A+ [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 632	€ 664	€ 1,230
Percentage available for sale financial assets debt securities	1.20%	1.00%	1.60%
A [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 687	€ 683	€ 7,442
Percentage available for sale financial assets debt securities	1.30%	1.00%	10.00%
A - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 18,426	€ 1,330	€ 1,719
Percentage available for sale financial assets debt securities	34.30%	2.00%	2.30%
BBB + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 9,195	€ 35,175	€ 29,569
Percentage available for sale financial assets debt securities	17.10%	53.10%	39.60%
BBB [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 4,607	€ 7,958	€ 3,233
Percentage available for sale financial assets debt securities	8.60%	12.00%	4.30%
BBB - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 1,003	€ 5,583	€ 6,809
Percentage available for sale financial assets debt securities	1.90%	8.40%	9.10%
Bb [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 4,453	€ 1,564	€ 2,055
Percentage available for sale financial assets debt securities	8.30%	2.40%	2.80%
Without Rating [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 445	€ 1,071	€ 5,261
Percentage available for sale financial assets debt securities	0.80%	1.60%	7.10%
Total Exposures [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 53,709	€ 66,251	€ 74,580
Percentage available for sale financial assets debt securities	100.00%	100.00%	100.00%